Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 474,999,996.00
Previously Paid Amount	0.00
Total Fee Amount	72,722.50
Total Offset Amount	13,004.00
Net Fee	$ 59,718.50
Final Prospectus	false